Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Revenue and Joint Interest Billing on Properties with Related Party

We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$824	$1,185	$1,769	$2,462
Joint interest billings	$(2,995)	$(278)	$(3,467)	$(536)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$(836)	$(958)	$(1,459)	$(1,419)
Joint interest billings	$3,107	$1,293	$4,644	$3,059

Amounts receivable from and payable to Chesapeake at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Amounts receivable from Chesapeake	$1,353	$223
Amounts payable to Chesapeake	$339	$207

We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$5,028	$6,395	$5,223
Joint interest billings	$(1,764)	$(5,111)	$(3,280)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$(2,834)	$(1,553)	$(1,454)
Joint interest billings	$4,056	$1,765	$2,728

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2011	2010
Receivable from Chesapeake	$223	$718
Payable to Chesapeake	$207	$120